Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

Cantor Commercial Real Estate Lending, L.P. (the “Company”)

CCRE Commercial Mortgage Securities, L.P.

Cantor Fitzgerald & Co.

Citigroup Global Markets Inc.

(together with the Loan Seller and the Company, the “Specified Parties”)

Re: CFCRE Trust 2018-TAN – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Specified Parties contained in an electronic data file “CFCRE 2017-TAN Accounting Tape Line 1.25.18.xlsx” provided to us by the Company on January 25, 2018 (the “Data File”) containing data with respect to the mortgage loan (“Mortgage Loan”) and the related mortgaged property (“Mortgaged Property”) related to the offering of the CFCRE Trust 2018-TAN Commercial Pass-Through Certificates, Series 2018-TAN. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-Off Date” means February 6, 2018, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

2

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

McLean, VA
January 25, 2018

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Loan Number	Provided by the Company
Internal Loan ID	Provided by the Company
Property Flag	Provided by the Company
Mortgage Loan Originator	Loan Agreement, Promissory Note
Mortgage Loan Seller	Loan Agreement, Promissory Note
Properties Per Loan	Underwritten Rent Roll
Property Name	Provided by the Company
Address	Appraisal, Engineering Report
City	Appraisal, Engineering Report
County	Appraisal, Engineering Report
State	Appraisal, Engineering Report
Zip Code	Appraisal, Engineering Report
Property Type	Appraisal, Engineering Report
Property Sub-Type	Appraisal, Engineering Report
Year Built	Appraisal, Engineering Report
Year Renovated	Appraisal, Engineering Report
Units/Rentable Square Ft.	Underwritten Rent Roll
Original Balance	Loan Agreement
Cut-off Date	Loan Agreement
Cut-off Balance	Loan Agreement
Sort	Provided by the Company
Appraisal Value	Appraisal
Date of Valuation	Appraisal
Appraisal Value As Is/ Stabilized	Appraisal
Stabilized Appraised Value	Appraisal
A-1

Attribute	Source Document
Stabilized Date of Valuation	Appraisal
FIRREA Eligible(Yes/No)	Appraisal
Appraisal Firm	Appraisal
Note Date	Loan Agreement
First Payment Date	Provided by the Company
Interest Rate	Loan Agreement
Interest Calculation(30/360 / Actual/360)	Loan Agreement
Pari Passu Companion Loan Monthly Debt Service Payment	Promissory Note, Loan Agreement
Grace Period (Default)	Loan Agreement
Grace Period (Late Fee)	Loan Agreement
Payment Day	Loan Agreement
Original Amort. Term(Months)	Loan Agreement
Original Balloon Term(Months)	Loan Agreement
Original Interest Only Period(Months)	Loan Agreement
Seasoning as of Cut-off Date(Months)	Loan Agreement
Remaining Term to Amortization(Months)	Loan Agreement
Remaining Term to Maturity(Months)	Loan Agreement
Rem IO Period	Loan Agreement
Maturity/ARD Date	Loan Agreement
ARD (Yes/No)	Loan Agreement
Final Maturity Date	Loan Agreement
LockBox Type	Cash Management Agreement, Loan Agreement
Cash Management	Cash Management Agreement, Loan Agreement
Excess Cash Trap Trigger	Loan Agreement
Prepayment Provision	Loan Agreement
Lockout Expiration Date	Loan Agreement
A-2

Attribute	Source Document
Amortization Type	Loan Agreement
Lien Position	Title
Ownership Interest	Title
Ground Lease Expiration Date	Ground Lease
Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date after Extensions	Ground Lease
Annual Ground Lease Payment	Ground Lease
Cross-Collateralized	Loan Agreement
Existing Additional Debt (Yes/No)	Loan Agreement, Mezzanine Loan Agreement
Controlling Note (Yes/No)	Loan Agreement, Promissory Note
Existing Additional Debt Amount	Loan Agreement, Mezzanine Loan Agreement
Existing Additional Debt Description	Loan Agreement, Mezzanine Loan Agreement
Total Debt Cut-off Balance per Unit	NAP
Total Debt Balance per Unit at Maturity	NAP
Total Debt LTV at Cut-off	NAP
Total Debt LTV at Maturity	NAP
Total Debt U/W NOI Debt Yield	NAP
Total Debt U/W NCF Debt Yield	NAP
Total Debt NOI Debt Yield at Maturity	NAP
Total Debt NCF Debt Yield at Maturity	NAP
Total Debt UW NOI DSCR (After IO Period)	NAP
Total Debt UW NCF DSCR (After IO Period)	NAP
Future Debt Permitted (Yes/No)	Loan Agreement
Future Debt Permitted Type	Loan Agreement
Future Debt Description	Loan Agreement
Partial Prepay or Release Allowed (Yes/No)	Loan Agreement
A-3

Attribute	Source Document
Partial Prepayment or Release Description	Loan Agreement
Substitution Allowed (Yes/No)	Loan Agreement
Substitution Description	Loan Agreement
Second Most Recent Occupancy	Underwritten Rent Roll, Borrower Rent Roll
Second Most Recent Occupancy Date	Underwritten Rent Roll, Borrower Rent Roll
Most Recent Occupancy	Underwritten Rent Roll, Borrower Rent Roll
Most Recent Occupancy Date	Underwritten Rent Roll, Borrower Rent Roll
Current Physical Occupancy	Underwritten Rent Roll, Borrower Rent Roll
Current Rent Roll/Census Date	Underwritten Rent Roll, Borrower Rent Roll
Major Tenant Name # 1	Underwritten Rent Roll
Major Tenant Sq. Ft. # 1	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 1	Underwritten Rent Roll
Major % of Sq. Ft. # 1	Underwritten Rent Roll
Major Tenant Name # 2	Underwritten Rent Roll
Major Tenant Sq. Ft. # 2	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 2	Underwritten Rent Roll
Major % of Sq. Ft. # 2	Underwritten Rent Roll
Major Tenant Name # 3	Underwritten Rent Roll
Major Tenant Sq. Ft. # 3	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 3	Underwritten Rent Roll
Major % of Sq. Ft. # 3	Underwritten Rent Roll
Major Tenant Name # 4	Underwritten Rent Roll
Major Tenant Sq. Ft. # 4	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 4	Underwritten Rent Roll
Major % of Sq. Ft. # 4	Underwritten Rent Roll
Major Tenant Name # 5	Underwritten Rent Roll
A-4

Attribute	Source Document
Major Tenant Sq. Ft. # 5	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 5	Underwritten Rent Roll
Major % of Sq. Ft. # 5	Underwritten Rent Roll
Most Recent Operating Statement Date	Underwritten Financial Summary Report
Most Recent EGI	Underwritten Financial Summary Report
Most Recent Expenses	Underwritten Financial Summary Report
Most Recent Total Capital Items	Underwritten Financial Summary Report
Most Recent ADR	Underwritten Financial Summary Report
Most Recent RevPAR	Underwritten Financial Summary Report
Second Most Recent Operating Statement Date	Underwritten Financial Summary Report
Second Most Recent Expenses	Underwritten Financial Summary Report
Second Most Recent Total Capital Items	Underwritten Financial Summary Report
Second Most Recent NCF	Underwritten Financial Summary Report
Second Most Recent ADR	Underwritten Financial Summary Report
Second Most Recent RevPAR	Underwritten Financial Summary Report
Third Most Recent Operating Statement Date	Underwritten Financial Summary Report
Third Most Recent EGI	Underwritten Financial Summary Report
Third Most Recent Expenses	Underwritten Financial Summary Report
Third Most Recent Total Capital Items	Underwritten Financial Summary Report
Third Most Recent ADR	Underwritten Financial Summary Report
Third Most Recent RevPAR	Underwritten Financial Summary Report
UW Revenues	Underwritten Financial Summary Report
UW EGI	Underwritten Financial Summary Report
UW Expenses	Underwritten Financial Summary Report
UW Replacement Reserves	Underwritten Financial Summary Report
UW TI/LC	Underwritten Financial Summary Report
A-5

Attribute	Source Document
UW Vacancy	Underwritten Financial Summary Report
UW ADR	Underwritten Financial Summary Report
UW RevPAR	Underwritten Financial Summary Report
Replacement Reserve taken at Closing	Loan Agreement, Settlement Statement
Monthly Replacement Reserve	Loan Agreement, Settlement Statement
Replacement Reserve Cap	Loan Agreement, Settlement Statement
Replacement Reserve Springing Condition	Loan Agreement
Replacement Reserve Interest to Borrower	Loan Agreement
TI/LC taken at Closing	Loan Agreement, Settlement Statement
Monthly TI/LC	Loan Agreement, Settlement Statement
TI/LC Reserve Cap	Loan Agreement, Settlement Statement
TI/LC Reserve Springing Condition	Loan Agreement
TI/LC Reserve Interest to Borrower	Loan Agreement
Tax at Closing	Loan Agreement, Settlement Statement
Monthly Tax Const / Escrow	Loan Agreement, Settlement Statement
Tax Reserve Springing Condition	Loan Agreement
Tax Reserve Interest to Borrower	Loan Agreement
Insurance at Closing	Loan Agreement, Settlement Statement
Monthly Insurance Const / Escrow	Loan Agreement, Settlement Statement
Insurance Reserve Springing Condition	Loan Agreement
Insurance Reserve Interest to Borrower	Loan Agreement
Engineering Reserve taken at Closing	Loan Agreement, Settlement Statement
Engineering Reserve Interest to Borrower	Loan Agreement
Confirm Required Repairs are escrowed at 125% (Yes/No)	Loan Agreement
Other Reserve at Closing	Loan Agreement, Settlement Statement
Monthly Other Reserve	Loan Agreement, Settlement Statement
A-6

Attribute	Source Document
Description Other Reserve	Loan Agreement, Settlement Statement
Other Reserve Cap	Loan Agreement
Other Reserve Springing Condition	Loan Agreement
Other Reserve Interest to Borrower	Loan Agreement
Borrower	Promissory Note
Related Principal	Loan Agreement
Owner Occupancy > 5%	Underwritten Rent Roll, Borrower Rent Roll
Sponsor	Guaranty
Earthquake Insurance (Y/N)	Insurance – EOP
Terrorism Insurance (Y/N)	Insurance – EOP
Windstorm Insurance (Y/N)	Insurance – EOP
Environmental Insurance (Y/N)	Insurance – EOP
Date of Engineering Report	Engineering Report
Engineering Firm	Engineering Report
Date of Phase I Report	Phase I Environmental Report
Environmental Firm	Phase I Environmental Report
Material Recognized Environmental Concern	Phase I Environmental Report
Date of Phase II Report (if applicable)	Phase II Environmental Report
Date of Seismic Report	Seismic Report
PML (%)	Seismic Report
Franchise Flag	Franchise Agreement
Franchise Agreement Expiration Date	Franchise Agreement
SPE	Loan Agreement
Independent Director (Yes/No)	Loan Agreement
Non-Consolidation Opinion (Yes/No)	Non-Consolidation Letter
Single Tenant (Yes/No)	Underwritten Rent Roll
A-7

Attribute	Source Document
Guarantor	Guaranty
Warm Body Guarantor Y/N	Guaranty
Recourse Guarantor Ongoing Net Worth and Liquidity Covenants	Guaranty
Hotel Operator	Franchise Agreement
Property Manager	Management Agreement
Property Management Fee	Management Agreement
Property Management Initial Expiration Date	Management Agreement
Property Management Renewal Term	Management Agreement
TIC	Loan Agreement
Is Borrower a DST (Delaware Statutory Trust)?	Loan Agreement
Loan Purpose	Loan Agreement
Prior Securitization	Trepp Report
Assumption Fee	Loan Agreement
Letter of Credit	Letter of Credit
Earnout/Holdback	Closing Statement, Loan Agreement
Earnout/Holdback Description	Closing Statement, Loan Agreement
Loan Amount (sources)	Closing Statement, Loan Agreement
Principal's New Cash Contribution	Closing Statement, Loan Agreement
Other Sources	Closing Statement, Loan Agreement
Total Sources	Closing Statement, Loan Agreement
Loan Payoff	Closing Statement, Loan Agreement
Purchase Price	Closing Statement, Loan Agreement
Closing Costs	Closing Statement, Loan Agreement
Reserves	Closing Statement, Loan Agreement
Principal Equity Distribution	Closing Statement, Loan Agreement
Other Uses	Closing Statement, Loan Agreement
A-8

Attribute	Source Document
Total Uses	Closing Statement, Loan Agreement
Total Administrative Fee	Servicing Agreement
Sub Serviced (Y/N)	Servicing Agreement
Sub Servicer Name	Servicing Agreement
Sub Servicer Cashiering	Servicing Agreement
Sub Servicer Fee Rate	Servicing Agreement
Master	Servicing Agreement
Primary	Servicing Agreement
Trustee/Administrator Fee	Servicing Agreement
Operating Advisor Fee	Servicing Agreement
CREFC Fee	Servicing Agreement
A-9

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Primary Unit of Measure	Cut-off Balance divided by Units/Rentable Square Ft.
Cut-off Balance per Unit	Cut-off Balance divided by Stabilized Appraised Value.
% of Total Cut-off Date Pool Balance	Cut-off Balance divided by Total Cut-Off Balance
LTV at Cut-off	Cut-Off Balance divided by Appraisal Value.
Maturity Balance	Amortization Type is equal to Interest Only, so Maturity Balance is set equal to Original Balance.
LTV at Maturity	Maturity Balance divided by Appraisal Value.
U/W NOI Debt Yield	U/W NOI divided by Cut-off Balance
U/W NCF Debt Yield	U/W NCF divided by Cut-off Balance.
NOI Debt Yield at Maturity	U/W NOI divided by Cut-off Balance
NCF Debt Yield at Maturity	U/W NCF divided by Cut-off Balance.
Apraised Value / Unit	Appraised Value divided by Units/Rentable Square Ft.
"As is" Cut-off Date LTV	Cut-off Balance divided by Appraised Value.
Monthly Debt Service Payment	The product of (i) Original Balance, (ii) Interest Rate divided by 12, and (iii) a fraction equal to 365/360.
Annual Debt Service Payment	Monthly Debt Service Payment multiplied by 12
Most Recent NOI	Most Recent EGI minus Most Recent Expenses
Most Recent NCF	Most Recent NOI minus Most Recent Total Capital Items
Second Most Recent EGI	Second Most Recent EGI minus Second Most Recent Expenses
Second Most Recent NOI	Second Most Recent NOI minus Second Most Recent Total Capital Items
Third Most Recent NOI	Third Most Recent EGI minus Third Most Recent Expenses
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Third Most Recent NCF	Third Most Recent NOI minus Third Most Recent Total Capital Items
UW NCF DSCR (Current)	UW NCF divided by the Monthly Debt Service Amount multiplied by 12.
"UW NCF DSCR	UW NCF divided by the Monthly Debt Service Amount multiplied by 12.
(After IO Period)"	UW NOI divided by the Monthly Debt Service Amount multiplied by 12.
UW NOI DSCR (Current)	UW NOI divided by the Monthly Debt Service Amount multiplied by 12.
UW NOI DSCR (After IO Period)	UW EGI minus UW Expenses
UW NOI	UW NOI minus UW Replacement Reserves
UW NCF	Cut-off Balance divided by Units/Rentable Square Ft.
B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	For those Compared Attributes with the Source Document indicated as “NAP”, we were instructed by the Company that the attribute did not apply and not perform any procedure.

C-1